Taxation - Summary of Composition of Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 25,990	¥ 1,223	¥ 1
Deferred income tax expenses	0
Income tax expenses	¥ 25,990	¥ 1,223	¥ 1